Loans to Third Parties - Schedule of Direct Loan Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Direct Loans [Member]
Direct loan to third parties	$ 12,200,000	$ 12,200,000
Borrower A [Member] | Direct Loans [Member]
Direct loan to third parties	$ 4,000,000	$ 4,000,000	$ 4,000,000
Annual Interest rate	5.00%	5.00%	5.00%
Due date	Feb. 07, 2021	Jun. 26, 2021	Aug. 06, 2019
Borrower B [Member] | Direct Loans [Member]
Direct loan to third parties	$ 5,000,000	$ 5,000,000	$ 5,000,000
Annual Interest rate	15.00%	15.00%	15.00%
Due date	Jan. 28, 2019	Jan. 28, 2019	Jan. 28, 2019
Borrower C [Member]
Direct loan to third parties			$ 12,000,000
Borrower C [Member] | Direct Loans [Member]
Direct loan to third parties	$ 3,000,000	$ 3,000,000	$ 3,000,000
Annual Interest rate	5.00%	5.00%	5.00%
Due date	Jul. 06, 2020	Jul. 06, 2019	Jul. 06, 2019
Borrower C [Member] | Direct Loans [Member]
Direct loan to third parties	$ 200,000	$ 200,000
Annual Interest rate	5.00%	5.00%
Due date	Jan. 06, 2021	Dec. 26, 2020